Interest in Gibraltar Joint Venture - Summary of Joint Venture Financial Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash and equivalents	$ 53,198	$ 45,665	$ 80,231
Current assets	113,852	104,431
Current liabilities	67,293	57,434
Long-term debt	357,025	345,625
Provision for environmental rehabilitation	66,373	97,914
Revenues	329,163	343,870
Production costs	(258,550)	(231,867)
Depletion and amortization	(109,756)	(70,781)
Other operating expense	(266)	305
Interest expense	(34,593)	(32,077)
Foreign exchange gain (loss)	14,779	(26,251)
Net loss	(53,382)	(35,774)
Other comprehensive income	(7,237)	13,675
Comprehensive income (loss) for joint arrangement	(60,619)	(22,099)
Gibraltar Joint Venture [member]
Disclosure of joint ventures [line items]
Cash and equivalents	54,454	47,707
Other current assets	77,651	72,423
Current assets	132,105	120,130
Non-current assets	948,873	1,122,289
Accounts payable and accrued liabilities	46,845	45,301
Other current financial liabilities	22,698	14,172
Current liabilities	69,543	59,473
Long-term debt	52,177	18,589
Provision for environmental rehabilitation	80,460	128,738
Non-current liabilities	132,637	147,327
Revenues	438,204	457,600
Production costs	(344,913)	(311,759)
Depletion and amortization	(159,044)	(109,018)
Other operating expense	(3,834)	(4,181)
Interest expense	(6,031)	(5,116)
Interest income	1,157	1,119
Foreign exchange gain (loss)	(1,976)	1,333
Net loss	(76,437)	29,978
Other comprehensive income	954	104
Comprehensive income (loss) for joint arrangement	$ (75,483)	$ 30,082